Loans (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in millions of yen)
Domestic:
Manufacturing	8,344,808	8,086,048
Construction and real estate	7,733,513	7,666,062
Services	4,655,704	4,560,155
Wholesale and retail	5,408,850	5,100,718
Transportation and communications	3,267,902	3,528,283
Banks and other financial institutions	3,632,481	3,579,276
Government and public institutions	3,395,784	5,682,739
Other industries (Note)	4,619,336	4,244,129
Individuals:
Mortgage loans	10,589,646	10,241,326
Other	924,408	912,106

Total domestic	52,572,432	53,600,842

Foreign:
Commercial and industrial	17,319,284	15,784,820
Banks and other financial institutions	6,382,449	6,022,059
Government and public institutions	1,174,665	921,697
Other (Note)	273,695	202,798

Total foreign	25,150,093	22,931,374

Total	77,722,525	76,532,216
Less: Unearned income and deferred loan fees—net	167,156	150,308

Total loans before allowance for loan losses	77,555,369	76,381,908

Note:	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2016 and September 30, 2016:

	Normal obligors				Watch obligors excluding special attention obligors (1)
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)	Impaired loans	Total
	(in millions of yen)
March 31, 2016
Domestic:
Manufacturing	4,859,256	2,681,958	103,343	148,102	163,213	12,473	2,958	373,505	8,344,808
Construction and real estate	3,956,798	2,709,617	601,251	157,057	215,244	16,408	255	76,883	7,733,513
Services	2,611,296	1,674,328	195,140	2,380	81,704	24,846	—	66,010	4,655,704
Wholesale and retail	2,240,228	2,552,552	223,677	57,865	147,404	39,486	546	147,092	5,408,850
Transportation and communications	2,410,967	695,697	86,094	380	35,090	10,518	—	29,156	3,267,902
Banks and other financial institutions	2,719,047	881,405	2,234	3,788	22,303	264	—	3,440	3,632,481
Government and public institutions	3,181,241	4,047	—	210,496	—	—	—	—	3,395,784
Other industries	1,954,222	685,258	3,501	1,929,712	7,053	329	35,315	3,946	4,619,336
Individuals	—	259,646	10,891,538	107,131	34,744	96,729	1,659	122,607	11,514,054

Total domestic	23,933,055	12,144,508	12,106,778	2,616,911	706,755	201,053	40,733	822,639	52,572,432

Foreign:
Total foreign	15,540,347	5,748,131	8,382	3,132,856	472,696	10	80,607	167,064	25,150,093

Total	39,473,402	17,892,639	12,115,160	5,749,767	1,179,451	201,063	121,340	989,703	77,722,525

September 30, 2016
Domestic:
Manufacturing	4,821,589	2,511,839	94,614	114,648	152,447	12,020	3,768	375,123	8,086,048
Construction and real estate	4,038,679	2,662,926	580,874	101,261	199,136	16,775	384	66,027	7,666,062
Services	2,591,663	1,617,784	186,542	1,495	71,778	25,071	51	65,771	4,560,155
Wholesale and retail	2,158,490	2,368,145	205,881	32,117	145,727	37,476	281	152,601	5,100,718
Transportation and communications	2,682,877	688,034	84,095	205	43,046	9,691	—	20,335	3,528,283
Banks and other financial institutions	2,698,093	842,036	1,812	554	30,461	385	—	5,935	3,579,276
Government and public institutions	4,802,983	3,750	—	876,006	—	—	—	—	5,682,739
Other industries	1,865,412	574,973	3,253	1,753,107	5,154	402	34,224	7,604	4,244,129
Individuals	—	271,561	10,561,515	79,597	31,722	92,621	1,413	115,003	11,153,432

Total domestic	25,659,786	11,541,048	11,718,586	2,958,990	679,471	194,441	40,121	808,399	53,600,842

Foreign:
Total foreign	14,474,511	5,101,484	9,116	2,695,051	428,832	9	72,470	149,901	22,931,374

Total	40,134,297	16,642,532	11,727,702	5,654,041	1,108,303	194,450	112,591	958,300	76,532,216

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2016 and September 30, 2016:

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
March 31, 2016
Domestic:
Manufacturing	365,361	8,144	373,505	379,642	138,676	410,491	7,930
Construction and real estate	59,883	17,000	76,883	87,516	10,130	89,075	1,246
Services	56,695	9,315	66,010	72,603	19,095	69,525	1,292
Wholesale and retail	134,425	12,667	147,092	157,215	46,304	149,324	2,376
Transportation and communications	25,665	3,491	29,156	30,497	5,694	33,119	630
Banks and other financial institutions	3,390	50	3,440	3,440	1,095	5,188	42
Other industries	3,591	355	3,946	4,132	799	2,665	64
Individuals	63,367	59,240	122,607	135,325	6,085	133,015	2,058

Total domestic	712,377	110,262	822,639	870,370	227,878	892,402	15,638

Foreign:
Total foreign	148,471	18,593	167,064	180,870	61,308	186,440	2,629

Total	860,848	128,855	989,703	1,051,240	289,186	1,078,842	18,267

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
September 30, 2016
Domestic:
Manufacturing	367,787	7,336	375,123	381,412	141,908	374,314	1,404
Construction and real estate	51,468	14,559	66,027	75,170	7,712	71,455	572
Services	58,030	7,741	65,771	72,960	19,725	65,890	604
Wholesale and retail	141,135	11,466	152,601	161,702	50,449	149,847	1,222
Transportation and communications	16,508	3,827	20,335	21,376	4,567	24,746	215
Banks and other financial institutions	3,072	2,863	5,935	5,935	1,055	4,687	30
Other industries	7,543	61	7,604	7,790	2,277	5,775	43
Individuals	57,061	57,942	115,003	126,924	5,886	118,805	967

Total domestic	702,604	105,795	808,399	853,269	233,579	815,519	5,057

Foreign:
Total foreign	134,395	15,506	149,901	163,841	59,433	158,482	888

Total	836,999	121,301	958,300	1,017,110	293,012	974,001	5,945

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans totaling ¥347,839 million and ¥330,764 million as of March 31, 2016 and September 30, 2016 which were collectively evaluated for impairment, in addition to the allowance for those that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents TDRs that were entered into during the six months ended September 30, 2015 and 2016:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
	(in millions of yen)
September 30, 2015
Domestic:
Manufacturing	67,058	34,081	60,865
Construction and real estate	—	—	15,059
Services	—	—	23,345
Wholesale and retail	—	—	77,097
Transportation and communications	49	279	12,230
Banks and other financial institutions	—	—	4,776
Other industries	—	—	2,933
Individuals	—	—	17,066

Total domestic	67,107	34,360	213,371

Foreign:
Total foreign	—	—	23,971

Total	67,107	34,360	237,342

September 30, 2016
Domestic:
Manufacturing	—	—	54,476
Construction and real estate	—	—	8,596
Services	—	—	21,951
Wholesale and retail	—	—	87,237
Transportation and communications	—	—	8,656
Banks and other financial institutions	—	—	3,198
Other industries	—	—	2,274
Individuals	—	—	9,205

Total domestic	—	—	195,593

Foreign:
Total foreign	—	—	10,849

Total	—	—	206,442

Note: Amounts represent the book values of loans immediately after the restructurings.

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents payment defaults which occurred during the six months ended September 30, 2015 and 2016 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2015	September 30, 2016
	(in millions of yen)
Domestic:
Manufacturing	2,890	1,801
Construction and real estate	1,731	1,621
Services	2,710	1,188
Wholesale and retail	13,097	4,614
Transportation and communications	833	771
Individuals	2,068	1,366

Total domestic	23,329	11,361

Foreign:
Total foreign	6,901	30

Total	30,230	11,391

Age Analysis of Past Due Loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2016 and September 30, 2016:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2016
Domestic:
Manufacturing	1,555	163	9,454	11,172	8,333,636	8,344,808
Construction and real estate	2,713	1,024	35,691	39,428	7,694,085	7,733,513
Services	2,479	223	7,016	9,718	4,645,986	4,655,704
Wholesale and retail	3,193	886	8,861	12,940	5,395,910	5,408,850
Transportation and communications	594	81	2,033	2,708	3,265,194	3,267,902
Banks and other financial institutions	—	—	—	—	3,632,481	3,632,481
Government and public institutions	—	—	—	—	3,395,784	3,395,784
Other industries	—	—	29	29	4,619,307	4,619,336
Individuals	38,682	13,570	38,413	90,665	11,423,389	11,514,054

Total domestic	49,216	15,947	101,497	166,660	52,405,772	52,572,432

Foreign:
Total foreign	859	2,598	30,000	33,457	25,116,636	25,150,093

Total	50,075	18,545	131,497	200,117	77,522,408	77,722,525

September 30, 2016
Domestic:
Manufacturing	1,467	41	11,060	12,568	8,073,480	8,086,048
Construction and real estate	2,449	1,488	35,538	39,475	7,626,587	7,666,062
Services	1,030	572	8,046	9,648	4,550,507	4,560,155
Wholesale and retail	1,561	681	6,914	9,156	5,091,562	5,100,718
Transportation and communications	279	—	2,039	2,318	3,525,965	3,528,283
Banks and other financial institutions	16	—	—	16	3,579,260	3,579,276
Government and public institutions	—	—	—	—	5,682,739	5,682,739
Other industries	41	14	28	83	4,244,046	4,244,129
Individuals	38,201	10,375	38,490	87,066	11,066,366	11,153,432

Total domestic	45,044	13,171	102,115	160,330	53,440,512	53,600,842

Foreign:
Total foreign	35,917	1,251	43,508	80,676	22,850,698	22,931,374

Total	80,961	14,422	145,623	241,006	76,291,210	76,532,216